Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Security Convergence [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		$ 61,789,671	$ 12,710,421	$ 12,055,359
Inter-segment revenue		11,697,729	149,771	253,027
Total segment revenue		73,487,400	12,860,192	12,308,386
Segment gain (loss) before tax		28,283,481	(2,848,847)	(1,178,204)
Segment including :
Depreciation		476,605	2,490,896	2,146,285
Amortization		102,736	967,557	743,540
Interest income		(309,605)	(9,861)	(1,827)
Interest expense		529,750	221,215	207,329
Tax (benefit) expense		3,370,891	81,248	(22,795)
Segment assets		85,334,926	22,387,916	30,187,283
Segment liabilities		50,490,134	21,790,810	27,663,770
Video IoT [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		2,905,320	9,698,387	30,187,504
Inter-segment revenue		39,339	826,548	1,327,955
Total segment revenue		2,944,659	10,524,935	31,515,459
Segment gain (loss) before tax		(3,547,581)	(6,750,899)	(6,095,996)
Segment including :
Depreciation		26,637	3,447,091	4,239,714
Amortization		4,633	720,061	1,617,469
Interest income		(16,394)	(36,235)	(26,683)
Interest expense		34,553	336,045	336,965
Tax (benefit) expense		142,928	346,946	(216,817)
Segment assets		9,137,251	30,228,118	70,605,865
Segment liabilities		16,486,654	26,070,168	56,571,772
Other segment [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[1]
Inter-segment revenue	[1]
Total segment revenue	[1]
Segment gain (loss) before tax	[1]	(7,948,575)	(77,507,110)	(1,512,539)
Segment including :
Depreciation	[1]	19,721	180
Amortization	[1]	618,662
Interest income	[1]	(444,411)	(189,816)	(9,359)
Interest expense	[1]	253,762	278,013	122,055
Tax (benefit) expense	[1]	2,171	2,174	1,167
Segment assets	[1]	113,310,681	45,236,856	69,274,230
Segment liabilities	[1]	83,970,880	19,088,347	14,098,995
Adjustment and write-off [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[2]
Inter-segment revenue	[2]	(11,737,068)	(976,319)	(1,580,982)
Total segment revenue	[2]	(11,737,068)	(976,319)	(1,580,982)
Segment gain (loss) before tax	[2]	224,277
Segment including :
Depreciation	[2]
Amortization	[2]
Interest income	[2]
Interest expense	[2]
Tax (benefit) expense	[2]
Segment assets	[2]	(92,349,110)	(32,592,012)	(75,136,675)
Segment liabilities	[2]	(89,661,653)	(30,231,630)	(49,332,937)
Consolidation [Member]
Segment Information (Details) - Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		64,694,991	22,408,808	42,242,863
Inter-segment revenue
Total segment revenue		64,694,991	22,408,808	42,242,863
Segment gain (loss) before tax		17,011,602	(87,106,856)	(8,786,739)
Segment including :
Depreciation		522,963	5,938,167	6,385,999
Amortization		726,031	1,687,618	2,361,009
Interest income		(770,410)	(235,912)	(37,869)
Interest expense		818,065	835,273	666,349
Tax (benefit) expense		3,515,990	430,368	(238,445)
Segment assets		115,437,748	65,260,878	94,930,703
Segment liabilities		$ 61,336,015	$ 36,717,695	$ 49,001,600

[1]	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
[2]	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.